S000034126 [Member] Performance Management - TCW METWEST UNCONSTRAINED BOND FUND	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. Because Class I‑3 has not commenced operations as of the date of this prospectus, the bar chart shows performance for the Fund’s Class M shares and the table shows annual total returns for the Fund’s Class M and Class I shares. Class M and Class I shares would have substantially similar annual returns to Class I‑3 shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class M and Class I shares do not have the same expenses as Class I‑3 shares. Performance information for Class I‑3 shares will be provided after such shares have one full calendar year of performance.
The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index and a secondary benchmark index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is September 30, 2011. The inception date for the Plan Class shares is March 6, 2020. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241‑4671.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index and a secondary benchmark index.
Performance One Year or Less [Text]	Because Class I‑3 has not commenced operations as of the date of this prospectus,Performance information for Class I‑3 shares will be provided after such shares have one full calendar year of performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Because Class I‑3 has not commenced operations as of the date of this prospectus, the bar chart shows performance for the Fund’s Class M shares and the table shows annual total returns for the Fund’s Class M and Class I shares. Class M and Class I shares would have substantially similar annual returns to Class I‑3 shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class M and Class I shares do not have the same expenses as Class I‑3 shares. Performance information for Class I‑3 shares will be provided after such shares have one full calendar year of performance.
Bar Chart [Heading]	Unconstrained Bond Fund – Class M Shares Annual Total Returns for Year Ended 12/31
Bar Chart Closing [Text Block]	Year‑to‑Date Total Return of Class M Shares as of June 30, 2025: 4.87%

Highest:	6.35%	(quarter ended June 30, 2020)
Lowest:	-5.99%	(quarter ended March 31, 2020)

Performance Table Heading	Average Annual Total Returns (For Periods Ended December 31, 2024)
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for only Class M Shares. After‑tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for only Class M Shares. After‑tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.tcw.com
Performance Availability Phone [Text]	(800) 241‑4671
Class M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year‑to‑Date Total Return of Class M Shares as of June 30, 2025:
Bar Chart, Year to Date Return	4.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	6.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(5.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020